Exceptional items (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Exceptional Items [line items]
Summary of Exceptional Items

		Note		2024 $m	2023 $m	2022 $m

Administrative expenses:

Costs of ceasing operations in Russia		(a	)	–	–	(12)

Commercial litigation and disputes		(b	)	(12)	–	(28)

				(12)	–	(40)

Share of profits/(losses) of associate		(c	)	–	18	(60)

Other operating income		(d	)	–	10	–

Impairment reversal on financial assets		(e	)	6	–	–

Other net impairment reversals/(charges):

Management agreements	– reversal	11		–	–	12

Property, plant and equipment	– charge	12		–	–	(10)

	– reversal	12		3	–	3

Right-of-use assets	– charge	12		–	–	(2)

	– reversal	13		–	–	2

Associates	– reversal	14		–	–	2

Contract assets	– charge	( f	)	–	–	(5)

	– reversal	( f	)	3	–	3

				6	–	5

Operating exceptional items				–	28	(95)

Tax on exceptional items		( g	)	–	(7)	26

Tax				–	(7)	26

Operating exceptional items analysed as:

Americas				4	27	(46)

EMEAA				(4)	1	(49)

				–	28	(95)

Summary of tax impacts on exceptional items

		2024		2023		2022

	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m

Costs of ceasing operations in Russia	–	–	–	–	3	–

Commercial litigation and disputes	–	2	–	–	8	(2)

Share of (profits)/losses of associate	–	–	–	(4)	15	–

Other operating income	–	–	(3)	–	–	–

Impairment reversal on financial assets	–	(1)	–	–	–	–

Other net impairment (reversals)/charges	–	(1)	–	–	1	(5)

Adjustments in respect of prior years a	–	–	–	–	6	–

	–	–	(3)	(4)	33	(7)

Total current and deferred tax		–		(7)		26

a.	In 2022, related to the release of tax contingencies no longer needed; one of these was as a result of the closure of a tax audit of the 2014 US federal income tax return.